Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
US$ against YEN [Member] | Period-end spot rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.00698	0.00661	0.006692
US$ against YEN [Member] | Average rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.00656	0.00692	0.007095
US$ against HK$ [Member] | Period-end spot rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.12871	0.12778	0.127701
US$ against HK$ [Member] | Average rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.12807	0.1278	0.127686
US$ against RMB [Member] | Period-end spot rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.1425	0.1385	0.137061
US$ against RMB [Member] | Average rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.13885	0.13953	0.140278
US$ against MYR [Member] | Period-end spot rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.24266	0.21175	0.213047
US$ against MYR [Member] | Average rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.2178	0.21548	0.218627
US$ against CAD [Member] | Period-end spot rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.74014	0.73855
US$ against CAD [Member] | Average rate [Member]
Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	0.73202	0.74162